INCOME TAX (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Statement [Line Items]
Tax losses	$ 397,010
Resource pools	94,444
Other	616
Within one year
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	0
One to Five Years
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	426
After Five Years
Statement [Line Items]
Tax losses	356,378
Resource pools	0
Other	0
No Expiry Date
Statement [Line Items]
Tax losses	40,632
Resource pools	94,444
Other	$ 190